UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment:	XX	; Amendment Number:	1
  This Amendment (Check only one.)  ___ is a restatement.
							 XX  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	_______________		San Rafael, CA		February 23, 2001
	Eric M. Sippel			[City, State]		[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_______0_____

Form 13F Information Table Entry Total:		______28_____

Form 13F Information Table Value Total:		___693,555___


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER                 TITLE OF      CUSIP      VALUE      SHARES   SH/  PUT/  INV. OTHER   AUTH
                               CLASS                     X100               PRN  CALL  DISC  MGR    SOLE

Autoimmune Inc.               Common         052776101     1448    965100    SH        SOLE       965100
Apache Corp.                  Common         037411105    49667    708900    SH        SOLE       708900
Arden Realty                  Common         039793104    16969    675400    SH        SOLE       675400
Archstone Communities Trust   Common         039581103    17080    663300    SH        SOLE       663300
Activision                    Common         004930202    64325   4252900    SH        SOLE      4252900
Burlington Resources          Common         122014103    34658    686300    SH        SOLE       686300
Coastal Corp.                 Common         190441105    48934    554100    SH        SOLE       554100
Electronic Boutique Holdings  Common         286045109    20755   1186000    SH        SOLE      1186000
Electronic Arts               Common         285512109    20473    480300    SH        SOLE       480300
Firepond                      Common         318224102     2946    312200    SH        SOLE       312200
First Industrial Realty Trust Common         32054k103    11472    337400    SH        SOLE       337400
Household International       Common         441815107    38984    708800    SH        SOLE       708800
Hutchinson Technology         Common         448407106    10867    790300    SH        SOLE       790300
Il Fornaio America Corp.      Common         451926109    19020   1463100    SH        SOLE      1463100
Jupiter Media Metrix Inc.     Common         48206u104    11005   1181700    SH        SOLE      1181700
Keynote Systems Inc.          Common         493308100     6583    464000    SH        SOLE       464000
Martek Biosciences Corp.      Common         572901106    17592   1436032    SH        SOLE      1436032
Philip Morris Companies Inc.  Common         718154107    52505   1193300    SH        SOLE      1193300
Persistance Software Inc.     Common         715329108     5808   1308900    SH        SOLE      1308900
Providian Financial Corp      Common         74406a102    43045    748600    SH        SOLE       748600
SBC Communications Inc.       Common         78387g103    48824   1022500    SH        SOLE      1022500
Sirius Satellite Radio Inc.   Common         82966u103    15786    527300    SH        SOLE       527300
Stillwell Financial Inc.      Common         860831106    27223    690300    SH        SOLE       690300
THQ Inc.                      Common         872443403     1353     55500    SH        SOLE        55500
Tosco Corp.                   Common         891490302    47376   1396000    SH        SOLE      1396000
Knightsbridge Tankers Ltd.    Common         g5299g106     1481     67500    SH        SOLE        67500
Valero Energy Corp.           Common         91913y100    31765    854200    SH        SOLE       854200
Verizon Communications Inc.   Common         92343v104    25611    510950    SH        SOLE       510950






ETR\5419\009\1134001.01